Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Employee	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Minimum age criteria for participation in benefit plan	18 years
Contributions to the Plans	$ 70,000	$ 0	$ 0
Number of employees under nonqualified salary continuation plan	1
Defined Contribution Plan period under nonqualified salary continuation plan	10 years
Accrued liability	687,000	826,000
Death benefit under nonqualified salary continuation plan	6,400,000
Cash surrender value of life insurance	3,300,000	2,900,000
Expense for compensation	$ 0	$ 0	$ 0
Waterstone Mortgage [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum age criteria for participation in benefit plan	21 years